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                               Fixed Income SHares
                           1345 Avenue of the Americas
                               New York, NY 10105


March 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re: Fixed Income SHares (File Nos. 333-92415, 811-09721)
    (the "Registrant")

Dear Sir or Madam:

         I hereby certify on the Registrant's behalf, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that:

         1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Registrant's most recent amendment to its Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 28, 2003; and

         2. The text of the amendment described in paragraph 1 above has been filed electronically.


                                          Very truly yours,

                                          /s/ BRIAN S. SHLISSEL

                                          Brian S. Shlissel
                                          President and Chief Executive Officer